NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2018
NOTES RECEIVABLE [Abstract]
NOTES RECEIVABLE
NOTE 4 – NOTES RECEIVABLE

The Company had notes receivable from sending agents at December 31 as follows (in thousands):

	December 31, 2018	December 31, 2017
Notes receivable, current	$730	$471
Allowance	(279)	(176)
Net current	$451	$295

Notes receivable, long-term	$478	$608
Allowance	(169)	(248)
Net long-term	$309	$360

The net current portion is included in other prepaid expenses and current assets, and the net long-term portion is included in other assets in the consolidated balance sheets. The notes have interest rates ranging from 0% to 18.5% per annum. At December 31, 2018 and 2017, there were $1.2 million and $1.1 million, respectively, of notes collateralized by personal guarantees from the sending agents and by assets from their businesses in case of a default by the agent.

The maturities of notes receivable at December 31, 2018 is as follows (in thousands):

Unpaid Principle Balance
Under 1 year	$730
Between 1 and 2 years	438
Between 2 and 3 years	40
Total	$1,208